Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of business and organization [Abstract]
Schedule of consolidated financial statements reflect the activities of WiMi Cayman and each of entities
Name	Background	Ownership
WiMi HK	• A Hong Kong company • Incorporated on September 4, 2018 • Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman

WiMi WFOE

•   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

•   Incorporated on September 20, 2018

•   Registered capital of RMB 325,500,000 (USD 50,000,000)

•   A holding company

100% owned by WiMi HK

Beijing WiMi	• A PRC limited liability company • Incorporated on May 27, 2015 • Registered capital of RMB 5,154,639 (USD 808,482) • Primarily engages in Hologram advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	• A PRC limited liability company • Incorporated on May 20, 2014 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	• A PRC limited liability company • Incorporated on August 24, 2017 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	• A PRC limited liability company • Incorporated on November 25, 2016 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	• A PRC limited liability company • Incorporated on January 31, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Name	Background	Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	• A PRC limited liability company • Incorporated on December 3, 2019 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	• A PRC limited liability company • Incorporated on June 9, 2021 • Registered capital of RMB 10,000,000 (USD 1,435,833) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	• A PRC limited liability company • Incorporated on September 24, 2020 • Registered capital of RMB 10,000,000 (USD 1,568,455) • Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Dongguan Xinhongcheng Technology Co., Ltd. (“Dongguan Xinhongcheng”)	• A PRC limited liability company • Incorporated on November 6, 2018 • Registered capital of RMB 500,000 (USD 71,792) • No material operations as of December 31, 2022	100% owned by Shenzhen Duodian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	• A Hong Kong company • Incorporated on February 22, 2016 • Primarily engages in MR software development and licensing	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	• A Republic of Seychelles Company • Incorporated on March 30, 2016 • Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	• A Hong Kong company • Incorporated on April 15, 2021 • Primarily engages in AR advertising services	55% owned by Wimi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)

•   A PRC limited liability company

•   Incorporated on August 26, 2022

•   Registered capital of RMB 5,000,000 (USD 717,916)

•   Primarily engages in AR advertising services and no material operation as of December 31, 2022

100% owned by Viru

Name	Background	Ownership
VIDA Semicon Co., Limited (“VIDA”)	• A Hong Kong company • Incorporated on August 21, 2020 • Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)

•   A Singapore limited liability company

•   Incorporated on April 28, 2022

•   Registered capital of RMB 51,831 (USD 7,442)

•   Primarily engages in AR advertising services. No material operations as of December 31, 2022

100% owned by Wimi Cayman

Lixin Technology Co., Ltd. (“Lixin Technology”)

•   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

•   Incorporated on August 4, 2020

•   Registered capital of RMB 200,000,000 (USD 31,369,105)

•   Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	• A PRC limited liability company • Incorporated on October 10, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on March 4, 2021 • Registered capital of RMB 195,747,000 (USD 30,000,000) • A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	• A PRC limited liability company • Incorporated on May 21, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services	100% owned by TJ Zhongzheng

Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	• A PRC limited liability company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services	100% owned by Shenzhen Hedao

Name	Background	Ownership
MicoAlgo Inc.	• A Cayman company • Incorporated on May 26, 2021 • Registered capital of RMB 200,000,000 (USD 7,842,276) • Plan to engage AR advertising services, no material operations as of December 31, 2022	65.92% owned by Wimi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	• A Cayman company • Incorporated on September 24, 2020 • Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	• A Singapore company • Incorporated on January 9, 2009 • Capital of RMB 3,187,856 (USD 500,001) • Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020

Wisdom Lab Inc. (“Wisdom Lab”)	• A Cayman Islands company • Incorporated on May 6, 2021 • Engages in software solution for intelligent chips	100% owned by Fe-Da Electronics

Excel Crest Limited (“Excel Crest”)	• A Hong Kong company • Incorporated on September 10, 2020 • Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of December 31, 2022	100% owned by Fe-da Electronics

VIYI Technology Ltd. (“VIYI Ltd”)	• A Hong Kong company • Incorporated on October 9, 2020 • A holding company • No material operations as of December 31, 2022	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	• A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) • Incorporated on November 18, 2020 • Registered capital of RMB 191,271,000 (USD 30,000,000) • A holding company	100% owned by VIYI Ltd

Name	Background	Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	• A PRC limited liability company • Incorporated on November 30, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Engages in providing software support services	58% owned by VIYI Ltd

Weidong Technology Co., Ltd. (“Weidong”)	• A PRC limited liability company • Incorporated on October 28, 2020 • Registered capital of RMB 50,000,000 (USD 7,842,276) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	• A PRC limited liability company • Incorporated on March 18, 2019 • Registered capital of RMB 20,000,000 (USD 3,136,910 ) • Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by YY Online

Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	• A PRC limited liability company • Registered capital of RMB 10,000,000 (USD 1,568,455) • Incorporated on July 23, 2021 • Engages in R&D and application of intelligent visual algorithm technology	100% owned by Shanghai Guoyu

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	• A PRC limited liability company • Incorporated on October 30, 2020 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in AR advertising services	100% owned by Weidong

Korgas 233 Technology Co., Ltd. (“Korgas 233”)	• A PRC limited liability company • Incorporated on September 15, 2017 • Registered capital of RMB 1,000,000 (USD 156,846) • Primarily engages in mobile games development	100% owned by Shenzhen Yitian

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	• A PRC limited liability company • Incorporated on January 14, 2019 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

Name	Background	Ownership
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)	• A PRC limited liability company • Incorporated on May 15, 2020 • Registered capital of RMB 100,000 (USD 15,685) • Primarily engages in mobile games development	100% owned by Shenzhen Yitian

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	• A PRC limited liability company • Incorporated on March 08, 2011 • Registered capital of RMB 20,000,000 (USD 3,136,910) • Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	• A PRC limited liability company • Incorporated on October 16, 2015 • Registered capital of RMB 5,000,000 (USD 784,228) • Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

Viwo Technology Limited. (“Viwo Tech”)	• A Hong Kong company • Incorporated on April 15, 2021 • Engages in intelligent chips design • No operations as of December 31, 2022	55% owned by VIYI Ltd

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	• A PRC limited liability company • Incorporated on July 19, 2021 • Registered capital of RMB 10,000,000 (USD 1,568,455) • No operations as of December 31, 2022	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)

•   A PRC limited liability company

•   Registered capital of RMB 1,000,000
(USD 156,846)

•   Incorporated on June 22, 2021

•   Engages in E-commerce services and application of intelligent visual algorithm technology

100% owned by Viwotong Tech

Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”)	• A PRC limited liability company • Incorporated on April 8, 2021 • Engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech Acquired in September 2022

ViZe Technology Co., Ltd. (“ViZe”)	• A Hong Kong company • Incorporated on April 12, 2022 • No activities as of December 31, 2022	55% owned by VIYI Ltd.

Shenzhen ViZeTong Technology Co., Ltd. (“ViZeTong”)	• A PRC limited liability company • Incorporated on August 15, 2022 • No activities as of December 31, 2022	100% owned by ViZe